12. Reconciliation of income tax provision (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax benefit computed at Canadian statutory rates	82,216	210,177	404,600
Stock-based compensation	(530)	(164,926)	(393,200)
Income Tax Expense (Benefit)	81,686	45,251	11,400
Change in future income taxes resulting from enacted tax rate reduction	(37,530)	(9,483)	(4,300)
Change in valuation allowance	(44,156)	(35,768)	(7,100)
Income tax provision	0	0	0